(ICON)
Prudential
International
Bond Fund,
Inc.

SEMI
ANNUAL
REPORT

June 30, 1998
(LOGO)

Prudential International Bond Fund, Inc.
Performance At A Glance.
Rapidly deteriorating economic conditions in Asia during the past six months increased investor appetite for better quality debt securities such as government bonds of the U.S., the U.K. and Germany. Your Prudential
International Bond Fund surpassed the return on the average comparable fund because we emphasized these "safe haven" investments and maintained a below average exposure to riskier emerging markets bonds.

Cumulative Total Returns1
As of 6/30/98
                          Six        One      Five
Ten               Since
                         Months      Year
Years             Years            Inception2
Class A                   3.89%      6.01%
53.22%            135.59%           155.28%
Class B                   3.41       5.33
N/A                N/A              20.51
Class C                   3.41       5.33
N/A                N/A              20.51
Class Z                   3.81       6.16
N/A                N/A               8.97
Lipper Global
Income Fund Avg.3         2.09       4.67
33.62             108.50               ***

Average Annual Total Returns1
As of 6/30/98
                                     One      Five
Ten               Since
                                     Year
Years             Years            Inception2
Class A                              1.77%
8.02%             8.50%             8.50%
Class B                              0.33
N/A               N/A              6.79
Class C                              4.33
N/A               N/A              7.89
Class Z                              6.16
N/A               N/A              6.91

Distributions & Yields
As of 6/30/98

                          Total Distributions
30-Day
                           Paid for Six Mos.
SEC Yield
Class A                        $0.24
3.98%
Class B                        $0.22
3.54
Class C                        $0.22
3.54
Class Z                        $0.25
4.30

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance numbers, with the exception of six-month and one-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower.
Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years for Class B shares. Class B shares will automatically convert to
Class A shares, on a quarterly basis,
approximately seven years after purchase.
Class C shares have a 1% CDSC for one year. Class
Z shares are not subject to a
sales charge or distribution fee.

2Inception dates: Class A, 7/31/87; Class B and
Class C, 1/15/96; and Class Z,
3/17/97.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 131.33% for
Class A; 14.61% for Class B
and Class C; and 7.81% for Class Z based on all funds in each share class.

          How Investments Compared.
              (As of 6/30/98)
                  (GRAPH)
 U.S.       General       General        U.S.
Growth       Bond        Muni Debt      Taxable
Funds        Funds        Funds        Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
(PHOTOS)
Portfolio
Managers'Report

Your Fund seeks total return, which is current income plus any capital appreciation. The Fund invests primarily in intermediate-term, investment grade debt securities of issuers outside the U.S.
(However, up to 35% of total
assets can be held in U.S. securities.) The Fund may also invest up to 15% of its total assets in bonds rated below investment grade with a minimum rating of "B" by Standard & Poor's or Moody's or of comparable quality in our view.
Lower rated securities carry a greater risk of loss of principal and interest than higher rated securities. There are special risks associated with foreign investing, including social, political and currency risks as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

U.S. Dollar Soars.
The U.S. dollar soared briefly to an eight-year high against the Japanese yen in June as investors worried about the slumping
Japanese economy and its
ailing banking system. The Fund's exposure to the U.S. dollar as of June 30, 1998 stood at 62%.

Strategy Session.
Bondholders Eye Asian Crisis.
Global bond investors continued to focus on economic developments in Asia over the past six months. Despite soaring corporate bankruptcies, tumbling local currencies and banks burdened by bad loans, some investors initially anticipated an early resolution to the Asian economic crisis. Indeed market sentiment was so upbeat that investors eagerly purchased $4.0 billion of bonds sold in early April by the financially strapped
Republic of South Korea.

As the spring continued, however, market sentiment shifted. The Japanese economy sank into recession, casting doubt on regional prospects for recovery.
Some investors feared a domino effect that could spread into Latin America.
Under this scenario, a slumping Japanese yen might cause devaluations in the
Hong Kong dollar and Chinese yuan that would then pressure the Brazilian currency. While this did not happen, investors still shifted assets away from
Asia and other emerging market debt securities.
Russian financial markets also
sold off as investors feared that country's currency might be devalued.
Shortly after the reporting period, the Russian government announced it would allow the ruble to fall this year and presented a plan to restructure repayment of short-term, ruble-denominated government debt securities.

Across the ocean, the U.S. economy raced through the first three months of
1998 at a 5.4% annualized pace then slowed to a more sustainable rate of growth in the spring, while core European economies grew at a moderate pace.
Because economic conditions in the U.S. and western Europe compared favorably with chaotic events in Asia, demand soared for U.S. Treasuries and bonds of
European countries such as Germany and France. As a result, the 30-year
Treasury bond yield, which moves in the opposite direction of its price, fell in June to its lowest level since regular sales of the securities began in
1977.

What Went Well.
A Proven Track Record.
We disagreed with the bullish outlook for Asian bonds that was prevalent in fixed-income markets earlier in the year. However, the cloud hovering over
Asia has a silver lining because it has helped quell global inflationary pressures as imports from countries such as Japan sell at bargain basement prices. Taken together, the Asian crisis and its deflationary impact on world economies led us to stick with better quality bonds such as those of Germany, the U.K., the U.S., Sweden and Denmark. This proved to be a wise choice since bonds from countries with a proven track record of timely interest and principal payments posted some of the best returns for the six-month period.

Bonds of the U.K. and U.S. also rallied as their respective currencies strengthened, while Moody's Investors Service's upgrade of Sweden's sovereign debt rating to AA2 from AA3 boosted that country's bonds. German bonds comprised our largest European position, accounting for 13% of the Fund's total investments as of June 30, 1998. That was followed by Denmark (7%) and the U.K. (5%). We took profits on some of our U.K.
bonds because sterling will
likely weaken as the British economy slips into recession.

Euro Wannabes.
Our very modest emerging markets exposure included bonds of Hungary, Poland and Greece. Prices on these bonds rose (and yields fell) more in line with debt securities of countries that will participate in the single European currency or Euro that is slated to begin in January 1999. Hungary, Poland and
Greece are expected to join in the next three to five years.

And Not So Well.
Russian Bear Stumbles.
Russian ruble-denominated bonds accounted for less than half of one percent of the Fund's total investments as of June 30. While our dollar-denominated
Russian sovereign bonds (2.04% of total
investments) were not directly
affected by the devaluation of the ruble, the Russian fixed-income market in general came under pressure as a result of the government's actions.

      Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 6/30/98.
           (GRAPH)

Five Largest Issuers.
11.5%             German Gov't Bonds
11.2%             U.S. Treasury
                  Obligations
7.3%              Danish Gov't Bonds
4.9%              New South Wales
                  Treasury Corp.
4.6%              Corporacion Andina
                  de Formento

Expressed as a percentage of net assets as of 6/30/98.

Looking Ahead.
We believe that economic turmoil in Asia will
continue to infect other sectors
of the emerging markets. As a precautionary
measure, the Fund will likely
maintain a below average exposure to emerging
markets bonds, focusing on
eastern European countries that provide
incremental yield over that of better
quality bonds.
--------------------------------------------------
-----------------------------
                             1

President's Letter
August 4, 1998
(PHOTO)
                             Managing
Expectations.
Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration.
As a result, many of us have
grown accustomed to seeing the Dow Jones
Industrial Average, the S&P 500 and
other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term
(several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
  term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
--------------------------------------------------
-----------------------------
                               2

Portfolio of Investments
as of June 30, 1998 (Unaudited)        PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                     Description
Value (Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--85.4%
--------------------------------------------------
----------
Australia--5.9%
 A$     1,500     Federal National Mortgage
                    Association,
                    6.375%, 8/15/07
$   957,806
        7,000     New South Wales Treasury
                    Corporation,
                    6.50%, 5/1/06
4,515,668

-----------

5,473,474
--------------------------------------------------
----------
Canada--6.0%
 C$     3,500     British Columbia Provincial
Bond,
                    6.00%, 6/9/08
2,460,658
        1,500     Ontario Hydro,
                    7.75%, 11/3/05
1,159,309
        2,600     Province of Quebec,
                    6.50%, 10/1/07
1,871,313

-----------

5,491,280
--------------------------------------------------
----------
Denmark--7.3%
                  Danish Government Bonds,
 DKr   21,000     7.00%, 12/15/04
3,416,903
       19,250     8.00%, 3/15/06
3,342,369

-----------

6,759,272
--------------------------------------------------
----------
Germany--13.1%
                  German Government Bonds,
  DM    5,300     7.375%, 1/3/05
3,377,084
        7,000     6.00%, 1/5/06
4,185,403
        4,500     6.25%, 1/4/24
2,805,111
        3,000     Republic of Colombia,
                    7.25%, 12/21/00
1,707,459

-----------

12,075,057
Greece--2.0%
                  Hellenic Republic,
  GRD 175,000     9.20%, 3/21/02
$   568,659
      370,000     12.70%, 12/31/03
1,236,938

-----------

1,805,597
--------------------------------------------------
----------
Hungary--1.4%
                  Hungarian Government Bonds,
  HUF 140,000     16.50%, 7/24/99
639,257
      150,000     16.00%, 4/12/00
676,732

-----------

1,315,989
--------------------------------------------------
----------
Netherlands--4.1%
                  Dutch Government Bonds,
  NLG   4,400     7.00%, 6/15/05
2,456,321
        2,000     7.50%, 1/15/23
1,271,987

-----------

3,728,308
--------------------------------------------------
----------
New Zealand--3.9%
 NZ$    3,500     Federal National Mortgage
                    Associtation,
                    7.25%, 6/20/02
1,802,538
        1,800     International Bank of
                    Reconstruction Development,
                    7.25%, 5/27/03
935,648
        1,600     New Zealand Government Bond,
                    8.00%, 4/15/04
880,196

-----------

3,618,382
--------------------------------------------------
----------
Russia--0.4%
                  European Bank of Reconstruction
                    Development,
  RUB   2,300     31.00%, 5/5/00
73,789
        2,700     Zero Coupon, 5/28/02
272,858

-----------

346,647

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments
as of June 30, 1998 (Unaudited)        PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                     Description
Value (Note 1)
--------------------------------------------------
----------
Spain--4.4%
Pts   500,000     Spanish Government Bond,
                    8.20%, 2/28/09
$ 4,082,131
--------------------------------------------------
----------
Sweden--2.2%
 SEK   15,000     Swedish Government Bond,
                    6.00%, 2/9/05
2,001,188
--------------------------------------------------
----------
United Kingdom--4.8%
 BP       650     Powergen PLC,
                    8.875%, 3/26/03
1,154,384
          200     Republic of Argentina,
                    11.50%, 8/14/01
343,194
        4,500     United Kingdom Treasury Strip,
                    Zero Coupon, 12/7/15
2,908,830

-----------

4,406,408
--------------------------------------------------
----------
United States--29.9%
Corporate Bonds--3.3%
  US$     650     Banco Ganadero Colombian Bond
                    (Colombia),
                    9.75%, 8/26/99
666,250
        1,900     Financiera Energetica Nacional
                    (Colombia),
                    9.00%, 11/8/99
1,909,500
          500     Romanian Commercial Bank,
                    9.125%, 3/10/00
481,250

-----------

3,057,000
--------------------------------------------------
----------
Sovereign Bonds--10.9%
        2,500     Ministry of Finance (Russia),
                    10.00%, 6/26/07
1,900,000
          750     Muncipality of Rio De Janeiro
                    (Brazil),
                    10.375%, 7/12/99
750,000
         $500     Oman Sultante (India),
                    7.125%, 3/20/02
$   510,000
          950     Republic of Argentina, FRN,
                    6.625%, 3/31/05, Ser. L
838,375
        1,400     Republic of Brazil, IDU, FRN,
                    6.875%, 1/1/01
1,330,000
          924     Republic of Croatia, FRN,
                    6.50%, 7/31/06
822,759
          400     Republic of Lithuania,
                    7.125%, 7/22/02
387,000
        1,500     Republic of Poland, FRN,
                    6.6875%, 10/27/24
1,473,750
        2,000     United Mexican States, FRN,
                    9.75%, 2/6/01
2,080,000

-----------

10,091,884
--------------------------------------------------
----------
Supranational Bonds--4.6%
        4,100     Corporacion Andina de Fomento,
                    7.375%, 7/21/00
4,200,450
--------------------------------------------------
----------
U.S. Government Obligations--11.1%
                  United States Treasury Bond,
        2,550     6.625%, 2/15/27
2,876,655
                  United States Treasury Notes,
        2,700     6.125%, 9/30/00
2,733,318
        2,500     7.875%, 11/15/04
2,807,800
        1,700     6.25%, 2/15/07
1,780,223

-----------

10,197,996

-----------

27,547,330

-----------
                  Total long-term investments
                    (cost US$81,054,994)
78,651,063

-----------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments
as of June 30, 1998 (Unaudited)        PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
----------

Principal
Amount
US$
(000)                     Description
Value (Note 1)
--------------------------------------------------
----------
SHORT-TERM INVESTMENTS--14.3%
--------------------------------------------------
----------
Germany--1.9%
                  Time Deposit,
  DM    1,600     3.50%, 07/2/98
$   884,980
        1,600     3.25%, 07/6/98
884,980

-----------

1,769,960
--------------------------------------------------
----------
Mexico--1.6%
 MP     4,500     Mexican Cetes,
                    20.541%(a), 9/17/98
446,070
        1,000     Petroleas Mexicano (Mexico),
FRN,
                    6.6875%, 3/8/99
985,000

-----------

1,431,070
--------------------------------------------------
----------
Poland--1.4%
                  Polish Treasury Bills,
 PLZ    1,300     20.45%(a), 8/12/98
364,041
        2,000     20.15%(a), 2/17/99
500,416
          700     20.35%(a), 3/3/99
173,325
        1,100     20.095%(a), 4/28/99
263,181

-----------

1,300,963
--------------------------------------------------
----------
United States--9.4%
Repurchase Agreement
 US$    8,686     Joint Repurchase Agreement
                    Account,
                    5.72%, 7/1/98 (Note 5)
8,686,000

-----------
                  Total short-term investments
                    (cost US$12,299,025)
13,187,993

-----------
--------------------------------------------------
----------
Total Investments--99.7%
                  (cost $93,354,019; Note 4)
91,839,056
                  Other assets in excess of
                    liabilities--0.3%
276,555

-----------
                  Net Assets--100%
$92,115,611

-----------

-----------

---------------
Portfolio securities are classified according to
the security's currency
denomination.
(a) Percentages quoted represent yield-to-maturity
as of purchase date.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid.
NCD--Negotiable Certificates of Deposit.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------

Assets
June 30, 1998
Investments, at value (cost
$93,354,019)......................................
 ..............................       $91,839,056
Foreign currency, at value (cost
$149,673).........................................
 .........................           143,442
Interest
receivable........................................
 .................................................
1,725,007
Forward currency contracts-amount receivable from
counterparties....................................
 ........            92,829
Receivable for investments
sold..............................................
 ...............................            68,027
Receivable for Fund shares
sold..............................................
 ...............................            35,198
Other
assets............................................
 ..................................................
 ..             2,660

-------------
   Total
assets............................................
 .................................................
93,906,219

-------------
Liabilities
Payable for investments
purchased.........................................
 ..................................
884,980
Accrued expenses and other
liabilities.......................................
 ...............................           316,185
Payable for Fund shares
reacquired........................................
 ..................................
253,340
Dividends
payable...........................................
 ................................................
140,046
Forward currency contracts-amount payable to
counterparties....................................
 .............           126,695
Management fee
payable...........................................
 ...........................................
57,620
Distribution fee
payable...........................................
 .........................................
11,742

-------------
   Total
liabilities.......................................
 .................................................
1,790,608

-------------
Net
Assets............................................
 ..................................................
 ....       $92,115,611

-------------

-------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................       $
129,451
   Paid-in capital in excess of
par...............................................
 ..........................        93,898,424

-------------

94,027,875
   Distributions in excess of net investment
income............................................
 .............          (817,203)
   Accumulated net realized gain on
investments.......................................
 ......................           512,312
   Net unrealized depreciation on investments and
foreign
currencies........................................
(1,607,373)

-------------
Net assets, June 30,
1998..............................................
 .....................................
$92,115,611

-------------

-------------
Class A:
   Net asset value and redemption price per share
      ($89,794,298 / 12,619,535 shares of common
stock issued and
outstanding)..............................
$7.12
   Maximum sales charge (4% of offering
price)............................................
 ..................               .30

-------------
   Maximum offering price to
public............................................
 .............................             $7.42

-------------

-------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($682,701 / 95,783 shares of common stock
issued and
outstanding).....................................
$7.13

-------------

-------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($122,972 / 17,254 shares of common stock
issued and
outstanding).....................................
$7.13

-------------

-------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($1,515,640 / 212,488 shares of common stock
issued and
outstanding)..................................
$7.13

-------------

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL INTERNATIONAL BOND FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
June 30, 1998
Income
   Interest and discount earned (net of foreign
      withholding taxes of $1,096)..............
$  3,669,896

-------------
Expenses
   Management fee...............................
357,549
   Distribution fee--Class A....................
70,279
   Distribution fee--Class B....................
2,274
   Distribution fee--Class C....................
345
   Transfer agent's fees and expenses...........
128,000
   Custodian's fees and expenses................
93,000
   Reports to shareholders......................
87,000
   Registration fees............................
32,000
   Audit fees and expenses......................
18,000
   Directors' fees..............................
13,000
   Legal fees and expenses......................
11,000
   Miscellaneous................................
3,911

-------------
      Total expenses............................
816,358

-------------
Net investment income...........................
2,853,538

-------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency Transactions
Net realized gain on:
   Investment transactions......................
768,665
   Foreign currency transactions................
612,129

-------------

1,380,794

-------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments..................................
165,477
   Foreign currencies...........................
(671,205)

-------------

(505,728)

-------------
Net gain on investments and foreign
   currencies...................................
875,066

-------------
Net Increase in Net Assets
Resulting from Operations.......................
$  3,728,604

-------------

-------------

PRUDENTIAL INTERNATIONAL BOND FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                      Six Months
                                        Ended
Year Ended
Increase                               June 30,
December 31,
in Net Assets                            1998
1997
Operations
   Net investment income..........   $  2,853,538
$   7,280,941
   Net realized gain on investment
      and foreign currency
      transactions................      1,380,794
5,430,440
   Net change in unrealized
      depreciation on investments
      and foreign currencies......       (505,728)
(8,593,067)
                                    --------------
-------------
   Net increase in net assets
      resulting from operations...      3,728,604
4,118,314
                                    --------------
-------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................     (2,403,956)
(8,710,279)
      Class B.....................        (14,033)
(31,668)
      Class C.....................         (2,143)
(1,906)
      Class Z.....................        (24,598)
(8,615)
                                    --------------
-------------
                                       (2,444,730)
(8,752,468)
                                    --------------
-------------
   Distributions in excess of net
      investment income
      Class A.....................       (803,574)
(3,222,672)
      Class B.....................         (4,691)
(10,128)
      Class C.....................           (717)
(757)
      Class Z.....................         (8,221)
(10,368)
                                    --------------
-------------
                                         (817,203)
(3,243,925)
                                    --------------
-------------
Fund share transactions (Note 6)
   Net proceeds from shares
      sold........................      2,748,550
3,218,583
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............        828,493
2,720,812
   Cost of shares reacquired......     (9,527,834)
(26,185,590)
                                    --------------
-------------
   Net decrease in net assets from
      Fund share transactions.....     (5,950,791)
(20,246,195)
                                    --------------
-------------
Total decrease....................     (5,484,120)
(28,124,274)
Net Assets
Beginning of period...............     97,599,731
125,724,005
                                    --------------
-------------
End of period(a)..................   $ 92,115,611
$  97,599,731
                                    --------------
-------------
                                    --------------
-------------
---------------
(a) Includes undistributed
    (distribution in excess of)
    net investment income of:.....   $   (817,203)
$     147,690
                                    --------------
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------
Prudential International Bond Fund, Inc., (the
'Fund'), is an open-end,
nondiversified, management investment company
whose investment objective is to
seek total return, the components of which are
current income and capital
appreciation. The Fund invests primarily in debt
securities of issuers located
in at least three countries, excluding the United
States (except in periods of
weakness). The Fund invests in foreign debt
securities issued by foreign
corporate issuers as well as securities issued or
guaranteed by foreign
governments, semi-governmental entities,
governmental agencies, supernational
entities and other governmental entities. The
bonds are primarily of investment
grade, i.e., bonds rated within the four highest
quality grades as determined by
Moody's Investor's Service or Standard & Poor's
Rating's Group, or in unrated
securities of equivalent quality. In addition, the
Fund is permitted to invest
up to 15% of the Fund's total assets in bonds
rated below investment grade with
a minimum rating of B, or in unrated securities of
equivalent quality. The
ability of issuers of debt securities held by the
Fund to meet their obligations
may be affected by economic and political
developments in a specific country or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers.
Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Forward currency contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United
States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains on investment transactions.

Net realized gains or losses on foreign currency
transactions represent net
foreign exchange gains from sales and maturities
of short-term securities and
forward currency contracts, disposition of foreign
currencies, currency gains or
losses realized between the trade and settlement
dates on securities
transactions, and the difference between the
amounts of interest, discount, and
foreign taxes recorded on the Fund's books and the
U.S. dollar equivalent
amounts actually received or paid. Net currency
gains (losses) from valuing
foreign currency denominated assets (excluding
investments) and liabilities at
period-end exchange rates are reflected as a
component of net unrealized
appreciation or depreciation on investments and
foreign currencies.
--------------------------------------------------
------------------------------
                                       8

Notes to Financial Statements
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain
(loss) on foreign currency
transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Security Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Dividends and Distributions: The Fund declares daily and pays dividends from book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed net investment income and increase accumulated net realized loss on investments by $556,498 for foreign currency gains realized and recognized during the six months ended June 30, 1998. Net investment income, net realized gains and net assets were not affected by this change.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Withholding taxes on foreign interest have been
provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
--------------------------------------------------
----------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $1 billion and
 .70 of 1% of such assets in excess of $1 billion.

The Fund had a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acted as distributor of the Class
A, Class B, Class C and Class Z
shares of the Fund. The Fund compensated PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to a plan of distribution,
(the 'Class A, B and C Plan') regardless of
expenses actually incurred by them.
The distribution fees were accrued daily and
payable monthly. No distribution or
service fees were paid to PSI as distributor of
the Class Z shares of the Fund.
Effective July 1, 1998, Prudential Investment
Management Services LLC ('PIMS')
--------------------------------------------------
------------------------------
                                       9

Notes to Financial Statements
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------
became the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensated PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively.
Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1998.

PSI has advised the Fund that it has received approximately $23,400 in front-end sales charges resulting from sales of Class A shares during the six months ended
June 30, 1998. From these fees, PSI paid such sales charges to Pruco Securities
Corporation, an affiliated broker-dealer, which in turn paid commissions to sales-persons and incurred other distribution costs.

PSI has advised the Series that for the six months ended June 30, 1998, it received approximately $100 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

PSI, PIFM, PIC, PRICOA and PIMS are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund did not borrow any amounts pursuant to the
Agreement during the six months
ended June 30, 1998. The Funds pay a commitment
fee at an annual rate of .055 of
1% on the unused portion of the credit facility.
The commitment fee is accrued
and paid quarterly on a pro rata basis by the
Funds. The Agreement expires on
December 29, 1998.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended June 30, 1998 the Fund incurred fees of approximately $96,000 for the services of PMFS. As of June 30, 1998 approximately $16,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1998 aggregated
$19,904,579 and $26,862,516,
respectively.

At June 30, 1998, the Fund had outstanding forward currency contracts to sell and purchase foreign currencies, as follows:

                       Value at
 Foreign Currency   Settlement Date    Current
Purchase Contracts      Payable         Value
Appreciation
------------------- ---------------  -----------
---------------
New Zealand Dollar,
  expiring
  7/28/98..........   $   861,711    $   872,004
$  10,293
                    ---------------  -----------
---------------
                    ---------------  -----------
---------------

                       Value at
 Foreign Currency   Settlement Date    Current
Appreciation
  Sale Contracts      Receivable        Value
(Depreciation)
------------------- ---------------  -----------
---------------
Australian Dollars,
  expiring
  7/28/98..........   $ 8,637,080    $ 8,746,499
$(109,419)
French Francs,
  expiring
  7/28/98..........     4,892,846      4,874,393
18,453
Japanese Yen,
  expiring
  7/28/98..........       861,712        878,987
(17,275)
Swiss Francs,
  expiring
  7/28/98..........     6,878,423      6,814,341
64,082
                    ---------------  -----------
---------------
                      $21,270,061    $21,314,220
$ (44,159)
                    ---------------  -----------
---------------
                    ---------------  -----------
---------------

The United States federal income tax basis of the Fund's investments at June 30,
1998 was $93,354,019 and, accordingly, net unrealized depreciation for United
States federal income tax purposes was $1,514,963
(gross unrealized
appreciation--$1,818,486; gross unrealized depreciation--$3,333,449).

For federal income tax purposes, the Fund had a
capital loss carryforward as of
December 31, 1997 of approximately $949,500 which
will expire in 2002.
Accordingly, no capital gains distribution is
expected to be paid to
shareholders until net capital gains have been
realized in excess of such
amount.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1998, the Fund had a 0.70% undivided interest in the joint account. The undivided interest for the Fund represented $8,686,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 5.85%, in the principal amount of $345,000,000, repurchase price $345,056,063, due 7/1/98. The value of the collateral including accrued interest was $353,215,323.

Goldman Sachs & Co., Inc., 5.20%, in the principal amount of $206,264,000, repurchase price $206,293,794, due 7/1/98. The value of the collateral including accrued interest was $210,389,609.

Salomon Smith Barney Inc., 5.70%, in the principal amount of $345,000,000, repurchase price $345,054,625, due 7/1/98. The value of the collateral including accrued interest was $352,383,850.

SBC Warburg Dillon Read, Inc., 5.93%, in the
principal amount of $345,000,000,
repurchase price $345,056,829, due 7/1/98. The
value of the collateral including
accrued interest was $352,174,874.
--------------------------------------------------
----------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 4%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares automatically
convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, consisting of 500 million shares of each class. As of December 31, 1997 Prudential owned 11,470 Class A shares.

Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
---------------------------------   -----------
-------------
Six months ended June 30, 1998:
Shares sold......................       208,963
$   1,493,060
Shares issued in reinvestment of
  dividends and distributions....       109,017
782,566
Shares reacquired................    (1,301,884)
(9,330,132)
                                    -----------
-------------
Net decrease in shares
  outstanding before
  conversion.....................      (983,904)
(7,054,506)
Shares issued upon conversion
  from Class B...................         1,972
14,202
                                    -----------
-------------
Net decrease in shares
  outstanding....................      (981,932)
$  (7,040,304)
                                    -----------
-------------
                                    -----------
-------------
Year ended December 31, 1997:
Shares sold......................       269,214
$   1,994,094
Shares issued in reinvestment of
  dividends and distributions....       365,841
2,666,579
Shares reacquired................    (3,501,590)
(26,103,706)
                                    -----------
-------------
Net decrease in shares
  outstanding....................    (2,866,535)
$ (21,443,033)
                                    -----------
-------------
                                    -----------
-------------
Class B
---------------------------------
Six months ended June 30, 1998:
Shares sold......................        38,383
$     275,501
Shares issued in reinvestment of
  dividends and distributions....         2,000
14,374
Shares reacquired................       (17,458)
(125,310)
                                    -----------
-------------
Net increase in shares
  outstanding before
  conversion.....................        22,925
164,565
Shares reacquired upon conversion
  into Class A...................        (1,975)
(14,202)
                                    -----------
-------------
Net increase in shares
  outstanding....................        20,950
$     150,363
                                    -----------
-------------
                                    -----------
-------------
Year ended December 31, 1997:
Shares sold......................        62,322
$     465,398
Shares issued in reinvestment of
  dividends and distributions....         4,402
31,994
Shares reacquired................        (1,673)
(12,403)
                                    -----------
-------------
Net increase in shares
  outstanding....................        65,051
$     484,989
                                    -----------
-------------
                                    -----------
-------------
Class C
---------------------------------
Six months ended June 30, 1998:
Shares sold......................         6,543
$      46,914
Shares issued in reinvestment of
  dividends and distributions....           210
1,514
Shares reacquired................          (223)
(1,600)
                                    -----------
-------------
Net increase in shares
  outstanding....................         6,530
$      46,828
                                    -----------
-------------
                                    -----------
-------------

--------------------------------------------------
------------------------------
                                       11

Notes to Financial Statements
(Unaudited)                            PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------

Class C                               Shares
Amount
---------------------------------   -----------
-------------
Year ended December 31, 1997:
Shares sold......................        14,124
$     102,477
Shares issued in reinvestment of
  dividends and distributions....           149
1,087
Shares reacquired................        (5,201)
(38,465)
                                    -----------
-------------
Net increase in shares
  outstanding....................         9,072
$      65,099
                                    -----------
-------------
                                    -----------
-------------
Class Z
---------------------------------
Six months ended June 30, 1998:
Shares sold......................       129,764
$     933,075
Shares issued in reinvestment of
  dividends and distributions....         4,174
30,039
Shares reacquired................        (9,837)
(70,792)
                                    -----------
-------------
Net increase in shares
  outstanding....................       124,101
$     892,322
                                    -----------
-------------
                                    -----------
-------------
March 17, 1997(a) through
  December 31, 1997:
Shares sold......................        89,636
$     656,614
Shares issued in reinvestment of
  dividends and distributions....         2,944
21,152
Shares reacquired................        (4,193)
(31,016)
                                    -----------
-------------
Net increase in shares
  outstanding....................        88,387
$     646,750
                                    -----------
-------------
                                    -----------
-------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
                                       12

Financial Highlights (Unaudited)        PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------

Class A(b)

--------------------------------------------------
-------------------------

Six Months

Ended                          Year Ended December
31,

June 30,      ------------------------------------
------------------------

1998        1997(c)        1996         1995
1994         1993

----------     --------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$   7.08      $   7.63     $   7.68     $   6.76
$   7.84     $   7.38

----------     --------     --------     --------
--------     --------
Income from investment operations:
Net investment income.........................
 .21           .49          .56          .48
 .45          .55
Net realized and unrealized gain (loss) on
   investments and foreign currencies.........
 .07          (.22)         .28         1.13
(.97)         .74

----------     --------     --------     --------
--------     --------
   Total from investment operations...........
 .28           .27          .84         1.61
(.52)        1.29

----------     --------     --------     --------
--------     --------
Less distributions:
Dividends from net investment income..........
(.18)         (.58)        (.67)        (.48)
(.23)        (.23)
Distributions in excess of net investment
   income.....................................
(.06)         (.24)        (.40)        (.21)
--           --
Distributions from net realized capital
   gains......................................
--             --           --           --
(.10)        (.54)
Distributions in excess of net capital
   gains......................................
--             --           --           --
--            (.06)
Tax return of capital distributions...........
--             --           --           --
(.23)       --

----------     --------     --------     --------
--------     --------
   Total dividends and distributions..........
(.24)         (.82)       (1.07)        (.69)
(.56)        (.83)

----------     --------     --------     --------
--------     --------
Redemption fee retained by Fund...............
--             --             .18        --
--           --

----------     --------     --------     --------
--------     --------
Net asset value, end of period................
$   7.12      $   7.08     $   7.63     $   7.68
$   6.76     $   7.84

----------     --------     --------     --------
--------     --------

----------     --------     --------     --------
--------     --------
Per share market price, end of period.........
N/A           N/A          N/A     $  7.375     $
5.625     $   7.00

--------     --------     --------

--------     --------     --------
TOTAL INVESTMENT RETURN BASED ON(a):
   Market price...............................
N/A           N/A          N/A        44.39%
(12.04)%      11.57%
   Net asset value............................
3.89%         3.62%       14.02%       25.14%
(5.62)%      18.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 89,794      $ 96,365     $125,637     $350,339
$308,703     $357,783
Average net assets (000)......................
$ 94,482      $110,910     $180,588     $342,741
$331,421     $361,374
Ratios to average net assets:
   Expenses, including distribution fees......
1.71%(d)      1.64%        1.48%        1.05%
1.11%        1.07%
   Expenses, excluding distribution fees......
1.56%(d)      1.49%        1.34%        1.05%
1.11%        1.07%
   Net investment income......................
5.99%(d)      6.54%        6.45%        6.37%
6.21%        6.93%
Portfolio turnover rate.......................
23%           53%          38%         203%
526%         441%

---------------
(a) Total investment return based on net asset
value is calculated assuming a
    purchase of common stock at the current net
asset value on the first day and
    a sale at the current net asset value on the
last day of each period
    reported. Total investment return does not
consider the effect of sales
    load. Prior to January 15, 1996 the Fund
operated as a closed-end investment
    company and total investment return was
calculated based on market value
    assuming a purchase of common stock at the
current market value on the first
    day and a sale at the current market value on
the last day of each period
    reported. Dividends and distributions are
assumed for purposes of this
    calculation to be reinvested at prices
obtained under the dividend
    reinvestment plan. This calculation does not
reflect brokerage commissions.
    Total investment returns for periods of less
than one full year are not
    annualized.
(b) Prior to January 15, 1996 the Fund operated as
a closed-end, non-diversified
    management investment company.
(c) Calculated based upon weighted average shares
outstanding during the year.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)        PRUDENTIAL
INTERNATIONAL BOND FUND, INC.
--------------------------------------------------
------------------------------

Class B                                    Class C

----------------------------------------------
-----------------------------

January 15,

Six Months          Year           1996(c)
Six Months          Year

Ended            Ended           Through
Ended            Ended

June 30,       December 31,     December 31,
June 30,       December 31,

1998           1997(d)            1996
1998           1997(d)

-----        ------------     ------------     ---
---------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$ 7.10          $   7.64         $   7.72
$   7.10         $   7.64

-----        ------------     ------------     ---
---------     ------------
Income from investment operations:
Net investment income.........................
 .19               .44              .52
 .20              .40
Net realized and unrealized gain (loss) on
   investments and foreign currencies.........
 .06              (.20)             .25
 .05             (.16)

-----        ------------     ------------     ---
---------     ------------
   Total from investment operations...........
 .25               .24              .77
 .25              .24

-----        ------------     ------------     ---
---------     ------------
Less distributions:
Dividends from net investment income..........
(.16)             (.54)            (.63)
(.16)            (.54)
Distributions in excess of net investment
   income.....................................
(.06)             (.24)            (.40)
(.06)            (.24)

-----        ------------     ------------     ---
---------     ------------
   Total dividends and distributions..........
(.22)             (.78)           (1.03)
(.22)            (.78)

-----        ------------     ------------     ---
---------     ------------
Redemption fee retained by Fund(d)............
--                --                  .18
--               --

-----        ------------     ------------     ---
---------     ------------
Net asset value, end of period................
$ 7.13          $   7.10         $   7.64
$   7.13         $   7.10

-----        ------------     ------------     ---
---------     ------------

-----        ------------     ------------     ---
---------     ------------
TOTAL INVESTMENT RETURN(a)....................
3.41%             3.25%           12.86%
3.41%            3.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$683              $531              $75
$123              $76
Average net assets (000)......................
$611              $335              $23
$93              $26
Ratios to average net assets:
   Expenses, including distribution fees......
2.31%(b)          2.24%            2.56%(b)
2.31%(b)         2.24%
   Expenses, excluding distribution fees......
1.56%(b)          1.49%            1.34%(b)
1.56%(b)         1.49%
   Net investment income......................
5.41%(b)          6.00%            5.85%(b)
5.44%(b)         5.96%
Portfolio turnover rate.......................
23%               53%              38%
33%              53%


Class Z

-----------------------------

January 15,                        March 17,

1996(c)         Six Months        1997(c)

Through           Ended           Through

December 31,       June 30,       December 31,

1996             1998           1997(d)
                                                --
----------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$   7.72         $   7.10         $   7.57
                                                --
----------     ------------     ------------
Income from investment operations:
Net investment income.........................
 .52              .23              .38
Net realized and unrealized gain (loss) on
   investments and foreign currencies.........
 .25              .05             (.02)
                                                --
----------     ------------     ------------
   Total from investment operations...........
 .77              .28              .36
                                                --
----------     ------------     ------------
Less distributions:
Dividends from net investment income..........
(.63)            (.19)            (.59)
Distributions in excess of net investment
   income.....................................
(.40)            (.06)            (.24)
                                                --
----------     ------------     ------------
   Total dividends and distributions..........
(1.03)            (.25)            (.83)
                                                --
----------     ------------     ------------
Redemption fee retained by Fund(d)............
 .18           --               --
                                                --
----------     ------------     ------------
Net asset value, end of period................
$   7.64         $   7.13         $   7.10
                                                --
----------     ------------     ------------
                                                --
----------     ------------     ------------
TOTAL INVESTMENT RETURN(a)....................
12.86%            3.81%            4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$13           $1,516             $628
Average net assets (000)......................
$8             $950             $121
Ratios to average net assets:
   Expenses, including distribution fees......
2.09%(b)         1.56%(b)         1.49%(b)
   Expenses, excluding distribution fees......
1.34%(b)         1.56%(b)         1.49%(b)
   Net investment income......................
5.85%(b)         6.22%(b)         6.22%(b)
Portfolio turnover rate.......................
38%              23%              53%

---------------
(a) Total investment return is based on a purchase
of common stock at the
    current net asset value on the first day and a
sale at the current net asset
    value on the last day of each period reported.
Total investment return does
    not consider the effect of sales load. Total
investment returns for periods
    of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class B, Class C
and Class Z shares.
(d) Calculated based upon weighted average shares
outstanding during the period.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June
30, 1998 were not audited
and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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